Note 3 - Going Concern (Details Textual) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents, at Carrying Value	$ 2,096,672	$ 276,464	$ 3,345,928
Working Capital	$ 3,145,708	$ 1,687,880